Disposal of assets and other transactions	12 Months Ended
Dec. 31, 2024
Disposal Of Assets And Other Transactions
Disposal of assets and other transactions

29.	Disposal of assets and other transactions

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

		12.31.2024	12.31.2023
	E&P	Total	Total
Assets classified as held for sale
Property, plant and equipment	510	510	335
Total	510	510	335
Liabilities on assets classified as held for sale
Finance debt	−	-	99
Provision for decommissioning costs	713	713	442
Total	713	713	541

29.1.	Sales pending closing at December 31, 2024
a)	Cherne and Bagre fields

On April 25, 2024, the Company signed an agreement with Perenco Pétroleo e Gás Ltda (“Perenco”) for the sale of its entire interest in the Cherne and Bagre fields, located in shallow waters of the Santos Basin.

The amount to be received is US$ 10, of which US$ 1 was received at the transaction signing and the remainder will be received on the closing date.

29.2.	Transaction interrupted
a)	Uruguá and Tambaú fields

On December 21, 2023, the Company signed agreements with Enauta Energia S.A. for the sale of its entire interest in the Uruguá and Tambaú fields located in the post-salt layer of the Santos basin.

On December 21, 2024, due to the non-completion of the acquisition of the FPSO Cidade de Santos by Enauta, Petrobras notified Brava Energia S.A. (Enauta's parent company) of its decision to terminate the agreement, since the closing of the transaction was subject, among other factors, to the completion of the FPSO acquisition, as provided for in the contract.

The closing of the transaction was conditioned, among other factors, to the completion of the acquisition of the FPSO. The amount of US$ 3 was received in advance on the signing date and was retained by Petrobras, as also provided for in the contract, and recognized as other income and expenses, net.

Petrobras maintains its 100% interest on the Uruguá and Tambaú fields and is assessing the alternatives for the management of these assets, which was classified as property, plant and equipment on December 31, 2024.

Accounting Policy for assets and liabilities held for sale

Non-current assets, disposal groups and liabilities directly associated with those assets are classified as held for sale if their carrying amounts will be recovered mainly through a sale transaction.

The condition for classification as held for sale is met only when the sale is approved by the Company’s Board of Directors and the asset or disposal group is available for immediate sale in its present condition and there is the expectation that the sale will occur within 12 months after its classification as held for sale. However, an extended period required to complete a sale does not preclude an asset (or disposal group) from being classified as held for sale if the delay is caused by events or circumstances beyond the Company’s control and there is sufficient evidence that the Company remains committed to its plan to sell the assets (or disposal groups).

Assets (or disposal groups) classified as held for sale and the associated liabilities are measured at the lower of their carrying amount and fair value less disposal expenses.

In the classification of non-current assets as held for sale, provisions for decommissioning costs related to these assets are also disclosed. Any commitments with decommissioning assumed by the Company resulting from the sale process are recognized after the closing of the transaction, in accordance with the contractual terms.

29.3.	Contingent assets from disposed investments and other transactions

Some disposed assets and other agreements provide for receipts subject to contractual clauses, especially related to the Brent variation in transactions related to E&P assets. Information on sources of estimation uncertainty regarding compensation for the Surplus Volume for the Transfer of Rights Agreement, partnerships and divestments are described in note 4.11.

The transactions that may generate revenue recognition, accounted for within other income and expenses, are presented below:

Transaction	Closing date	Contingent assets at the closing date	Assets recognized in 2024	Assets recognized in previous periods	Balance of contingent assets as of December 31, 2024

Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu	August 2023	5,244	262	948	4,034
Sales in previous years
Riacho da Forquilha cluster	December 2019	62	−	58	4
Pampo and Enchova cluster	July 2020	650	57	246	347
Baúna field	November 2020	285	57	196	32
Miranga cluster	December 2021	85	15	70	−
Cricare cluster	December 2021	118	30	76	12
Peroá cluster	August 2022	43	−	10	33
Papa-Terra field	December 2022	90	16	16	58
Albacora Leste field	January 2023	250	167	58	25
Norte Capixaba cluster	April 2023	66	11	22	33
Golfinho and Camarupim clusters	August 2023	60	−	20	40
Total		6,953	615	1,720	4,618
(1) The amount recorded in other income and expenses, net is adjusted to present value (see note 11).

Sépia and Atapu

In 2022, Petrobras signed Production Individualization Agreements (AIPs) for Atapu and Sépia fields, according to the results of the Second Bidding Round for the Surplus Volume of the Transfer of Rights Agreement in the Production Sharing regime, which was held in 2021. Petrobras explores the Sépia field in a consortium with TotalEnergies (28% interest), Petronas Petróleo Brasil Ltda. (21% interest) and QP Brasil Ltda. (21% interest), while the Atapu field is explored in a consortium with Shell Brasil Petróleo Ltda (25% interest) and TotalEnergies EP Brasil Ltda. (22.5% interest).

In addition to the amounts received by Petrobras in previous years following the signing of the AIPs, as established in Ordinance No. 8/2021, whenever the price of Brent oil reaches an annual average ranging from US$ 40.00 to US$ 70.00, an earnout is due to Petrobras, for which the Company expects to receive a maximum of US$ 5,244 between 2022 and 2032.

In 2024, the Company recognized, within the Statement of financial position, portions of these contingent assets, amounting to US$ 262, of which: (i) US$ 161 relates to the earnout of 2025, which is expected to be received in 2026; and (ii) US$ 101 for the update of the earnout of 2024, received in January 2025. In previous periods, the Company had already recognized the total amount of US$ 948 within the Statement of financial position, of which US$ 255 was recognized in 2023 and US$ 693 in 2022.